Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments

July 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

COMMODITY INDEXED STRUCTURED NOTES (24.5%)
$52,700	Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, Rule 144A, SOFR (1),(2),(3)	(A+, Aa2)	12/29/26	4.320	$44,922,271
49,700	BNP Paribas Issuance BV, Commodity Index Linked Senior Unsecured Notes, Rule 144A, FEDL01 + 0.100% (1),(2),(4)	(A+, Aa3)	10/22/25	4.430	55,942,762
40,300	BofA Finance LLC, Commodity Index Linked Senior Unsecured Notes, Rule 144A, SOFR - 0.050% (1),(2),(5)	(NR, A1)	02/10/26	4.270	43,868,162
49,800	Canadian Imperial Bank of Commerce, Commodity Index Linked Senior Unsecured Notes, Rule 144A, FEDL01 (1),(2),(3)	(A+, Aa2)	02/24/26	4.330	46,990,100
41,700	Goldman Sachs International, Commodity Index Linked Senior Unsecured Notes, Rule 144A, SOFR (1),(2),(4)	(A+, A1)	02/24/26	4.320	37,990,109
57,000	Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, Rule 144A, FEDL01 (1),(2),(3)	(Aa1, AA-)	09/16/26	4.330	53,561,579
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $291,200,000)					283,274,983

UNITED STATES AGENCY OBLIGATIONS (13.2%)
5,200	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.090% (1)	(AA+, Aaa)	05/21/26	4.410	5,203,295
2,600	Federal Farm Credit Banks Funding Corp., 1 day Fed Prime Loan Rate - 3.040% (1)	(AA+, Aaa)	05/21/26	4.460	2,600,033
2,500	Federal Farm Credit Banks Funding Corp., 1 day Fed Prime Loan Rate - 3.040% (1)	(AA+, Aaa)	05/28/26	4.460	2,499,445
5,700	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.235% (1)	(AA+, Aaa)	02/11/28	4.555	5,700,612
25,100	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.230% (1)	(AA+, Aaa)	08/01/28	4.550	25,106,772
2,200	Federal Home Loan Banks, 1 day USD SOFR + 0.125% (1)	(AA+, Aaa)	02/23/26	4.445	2,201,571
5,300	Federal Home Loan Banks	(AA+, Aaa)	02/26/26	0.620	5,189,448
6,000	Federal Home Loan Banks	(AA+, Aaa)	10/09/26	4.000	5,993,447
24,600	Federal Home Loan Banks, 1 day USD SOFR + 0.230% (1)	(AA+, Aaa)	07/14/28	4.550	24,606,611
22,800	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/28/25	4.200	22,796,336
13,000	Federal Home Loan Mortgage Corp., 1 day USD SOFR + 0.140% (1)	(AA+, Aaa)	10/16/26	4.460	13,011,337
3,500	Federal Home Loan Mortgage Corp., 1 day USD SOFR + 0.140% (1)	(AA+, Aaa)	10/29/26	4.460	3,504,053
23,700	Federal Home Loan Mortgage Corp., 1 day USD SOFR + 0.220% (1)	(AA+, Aaa)	05/23/28	4.540	23,700,680
11,000	Federal National Mortgage Association, 1 day USD SOFR + 0.260% (1)	(AA+, Aaa)	11/05/27	4.580	11,026,179
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $153,205,314)					153,139,819

UNITED STATES TREASURY OBLIGATIONS (60.2%)
12,000	U.S. Treasury Bills (6)	(AA+, Aaa)	09/23/25	4.252	11,924,475
88,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.170% (1)	(AA+, Aaa)	10/31/25	4.451	88,034,441
124,800	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.245% (1),(7)	(AA+, Aaa)	01/31/26	4.526	124,926,536
149,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.150% (1),(8)	(AA+, Aaa)	04/30/26	4.431	149,114,273
11,300	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.182% (1)	(AA+, Aaa)	07/31/26	4.463	11,311,352
26,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.205% (1)	(AA+, Aaa)	10/31/26	4.486	26,026,816
35,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.098% (1)	(AA+, Aaa)	01/31/27	4.379	34,990,945
40,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.160% (1)	(AA+, Aaa)	04/30/27	4.441	40,021,137
12,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.159% (1)	(AA+, Aaa)	07/31/27	4.440	11,995,316
15,000	U.S. Treasury Notes	(AA+, Aaa)	08/31/25	5.000	15,005,681
12,000	U.S. Treasury Notes	(AA+, Aaa)	02/15/26	4.000	11,980,991
12,000	U.S. Treasury Notes	(AA+, Aaa)	05/31/26	4.875	12,060,412
20,000	U.S. Treasury Notes	(AA+, Aaa)	08/15/26	4.375	20,044,009
17,100	U.S. Treasury Notes	(AA+, Aaa)	08/31/26	3.750	17,026,523
25,000	U.S. Treasury Notes	(AA+, Aaa)	12/31/26	4.250	25,060,547
12,000	U.S. Treasury Notes	(AA+, Aaa)	04/15/27	4.500	12,099,609
12,000	U.S. Treasury Notes	(AA+, Aaa)	05/31/27	3.875	11,977,734
12,000	U.S. Treasury Notes	(AA+, Aaa)	07/15/27	4.375	12,093,750
12,000	U.S. Treasury Notes	(AA+, Aaa)	09/15/27	3.375	11,866,875
12,000	U.S. Treasury Notes	(AA+, Aaa)	01/15/28	4.250	12,091,641
25,000	U.S. Treasury Notes	(AA+, Aaa)	02/15/28	4.250	25,205,567
12,000	U.S. Treasury Notes	(AA+, Aaa)	05/15/28	3.750	11,955,469
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $695,816,294)					696,814,099

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments (continued)

July 31, 2025 (unaudited)

Shares

SHORT-TERM INVESTMENTS (2.3%)
$27,363,411	State Street Institutional U.S. Government Money Market Fund - Premier Class, 4.24% (Cost $27,363,411)	$27,363,411

TOTAL INVESTMENTS AT VALUE (100.2%) (Cost $1,167,585,019)		1,160,592,312

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)		(2,732,086)
NET ASSETS (9) (100.0%)		$1,157,860,226

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Variable rate obligation - The interest rate shown is the rate in effect as of July 31, 2025. The rate may be subject to a cap and floor.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, these securities amounted to a value of $283,274,983 or 24.5% of net assets.
(3)	Return on security is linked to the Bloomberg Commodity Index Total Return 2 Month ForwardSM.
(4)	Return on security is linked to the Bloomberg Commodity Index Total Return.
(5)	Return on security is linked to the BofA Merrill Lynch Commodity MLCILPRT Total Return Index.
(6)	Securities are zero coupon. Rate presented is cost yield as of July 31, 2025.
(7)	At July 31, 2025, $2,439,271 in the value of this security has been pledged as collateral for open swap contracts.
(8)	At July 31, 2025, $25,019,173 in the value of this security has been pledged to cover initial margin requirements for open futures contracts.
(9)	As of July 31, 2025, the Credit Suisse Commodity Return Strategies Fund held $ 131,670,966 in the wholly-owned subsidiary, Credit Suisse Cayman Commodity Return Strategy Fund, Ltd., representing 11.4% of the Fund's consolidated net assets.

INVESTMENT ABBREVIATIONS

FEDL01 = Federal Funds Rate

3 mo. = 3 month

SOFR = Secured Overnight Financing Rate

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Agriculture
Coffee “C” Futures	USD	Sep 2025	28	$3,358,337	$3,105,900	$(252,437)
Corn Futures	USD	Sep 2025	286	5,927,848	5,634,200	(293,648)
Cotton No. 2 Futures	USD	Dec 2025	55	1,858,710	1,849,375	(9,335)
Soybean Futures	USD	Nov 2025	138	7,210,854	6,825,825	(385,029)
Soybean Meal Futures	USD	Dec 2025	134	3,917,872	3,698,400	(219,472)
Soybean Oil Futures	USD	Dec 2025	159	4,841,847	5,222,196	380,349
Sugar No. 11 Futures	USD	Sep 2025	162	2,982,959	2,966,544	(16,415)
Wheat (KC HRW) Futures	USD	Sep 2025	78	2,202,192	2,052,375	(149,817)
Wheat Futures	USD	Sep 2025	122	3,331,132	3,191,825	(139,307)
						$(1,085,111)
Energy
Brent Crude Oil Futures	USD	Sep 2025	120	8,003,280	8,496,000	$492,720
Gasoline RBOB Futures	USD	Aug 2025	30	2,648,088	2,739,114	91,026
Light Sweet Crude Oil Futures	USD	Aug 2025	120	7,715,545	8,311,200	595,655
Low Sulphur Gasoil Futures	USD	Sep 2025	50	3,270,543	3,497,500	226,957
Natural Gas Futures	USD	Aug 2025	301	11,038,217	9,349,060	(1,689,157)
NY Harbor ULSD Futures	USD	Aug 2025	28	2,711,316	2,817,578	106,262
						$(176,537)

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments (continued)

July 31, 2025 (unaudited)

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Net Unrealized Appreciation (Depreciation)

Contracts to Purchase (continued)
Industrial Metals
LME Lead Futures	USD	Sep 2025	52	$2,568,388	$2,537,613	$(30,775)
LME Nickel Futures	USD	Dec 2025	72	6,898,994	6,495,146	(403,848)
LME Primary Aluminum Futures	USD	Sep 2025	185	11,446,999	11,857,853	410,854
LME Primary Aluminum Futures	USD	Dec 2025	120	7,974,029	7,706,580	(267,449)
LME Zinc Futures	USD	Sep 2025	88	5,823,165	6,076,444	253,279
						$(37,939)
Livestock
Lean Hogs Futures	USD	Oct 2025	60	2,085,463	2,149,800	$64,337
Live Cattle Futures	USD	Oct 2025	54	4,574,350	4,820,040	245,690
						$310,027
Precious Metals
Copper Futures	USD	Sep 2025	60	7,708,008	6,531,750	$(1,176,258)
Gold 100 oz. Futures	USD	Dec 2025	62	21,066,603	20,761,320	(305,283)
Silver Futures	USD	Sep 2025	34	6,325,796	6,241,040	(84,756)
						$(1,566,297)
Contracts to Sell
Energy
Light Sweet Crude Oil Futures	USD	Nov 2025	(11)	(736,784)	(732,600)	$4,184
Industrial Metals
LME Lead Futures	USD	Sep 2025	(30)	(1,487,990)	(1,464,007)	$23,983
LME Nickel Futures	USD	Dec 2025	(41)	(3,796,597)	(3,698,625)	97,972
LME Primary Aluminum Futures	USD	Sep 2025	(185)	(11,996,273)	(11,857,853)	138,420
LME Primary Aluminum Futures	USD	Dec 2025	(44)	(2,864,719)	(2,825,746)	38,973
LME Zinc Futures	USD	Sep 2025	(52)	(3,560,312)	(3,590,626)	(30,314)
						$269,034
Total Net Unrealized Appreciation (Depreciation)						$(2,282,639)

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Value	Unrealized Depreciation
USD	$20,787,425	08/08/25	Bank of America	Bloomberg Commodity Index Total Return	4.34%	At Maturity	$—	(347,393)	$(347,393)
USD	27,238,028	08/08/25	Macquarie Bank Ltd.	Bloomberg Commodity Index Total Return	4.32%	At Maturity	—	(454,686)	(454,686)
USD	48,893,399	08/08/25	Macquarie Bank Ltd.	Macquarie Commodity Customized Product 112T Index(a)	4.49%	At Maturity	—	(823,217)	(823,217)
USD	54,422,366	08/08/25	Societe Generale	Societe Generale P04 TR Index(b)	4.49%	At Maturity	—	(844,616)	(844,616)
							$—	$(2,469,912)	$(2,469,912)

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments (continued)

July 31, 2025 (unaudited)

(a)	The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	7/31/25 Value(1)
CBOT Bean Oil DEC 25 Futures	4.27%	61.19	$2,060,708
CBOT Corn SEP 25 Futures	4.65%	111.61	2,242,730
NYMEX WTI Crude Oil SEP 25 Futures	6.36%	44.56	3,069,916
NYBOT Cotton DEC 25 Futures	1.51%	21.73	728,524
COMEX Gold DEC 25 Futures	17.41%	24.58	8,403,522
COMEX High Grade Copper SEP 25 Futures	5.35%	23.81	2,581,401
NYMEX Heating Oil SEP 25 Futures	2.16%	10.17	1,040,444
NYBOT Coffee SEP 25 Futures	2.71%	11.91	1,309,975
KCBOT Kansas Wheat SEP 25 Futures	1.68%	28.91	809,986
CME Live Cattle OCT 25 Futures	3.90%	21.62	1,883,955
ICE Brent Crude Oil NOV 25 Futures	7.15%	48.30	3,454,211
ICE Gas Oil SEP 25 Futures	2.75%	18.74	1,326,178
CME Lean Hogs OCT 25 Futures	1.89%	30.19	914,139
LME Aluminium DEC 25 Futures	4.09%	29.48	1,975,506
LME Nickel SEP 25 Futures	2.22%	11.72	1,072,499
LME Lead DEC 25 Futures	0.89%	8.50	431,306
LME Zinc DEC 25 Futures	2.12%	13.98	1,023,805
NYMEX Nat Gas SEP 25 Futures	7.55%	121.99	3,643,411
NYMEX Unleaded Gasoline SEP 25 Futures	2.21%	11.94	1,068,762
CBOT Soybeans NOV 25 Futures	5.73%	54.48	2,766,338
NYBOT Sugar OCT 25 Futures	2.39%	63.47	1,152,555
COMEX Silver SEP 25 Futures	5.26%	13.66	2,540,031
CBOT Soy Meal DEC 25 Futures	3.12%	53.45	1,504,024
CBOT Wheat SEP 25 Futures	2.64%	45.75	1,275,277

(1)	Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of July 31, 2025.

(b)	The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	7/31/25 Value(1)
CBOT Bean Oil DEC 25 Futures	4.26%	69.79	$2,292,324
CBOT Corn SEP 25 Futures	4.64%	126.74	2,496,803
NYMEX WTI Crude Oil SEP 25 Futures	6.35%	49.34	3,416,961
ICE Brent Crude Oil NOV 25 Futures	7.15%	54.34	3,847,444
NYBOT Cotton MAR 26 Futures	1.51%	23.69	812,537
COMEX Gold DEC 25 Futures	17.38%	27.93	9,346,868
COMEX High Grade Copper SEP 25 Futures	5.34%	26.40	2,873,476
NYMEX Heating Oil DEC 25 Futures	2.21%	12.03	1,189,210
NYBOT Coffee DEC 25 Futures	2.71%	13.47	1,458,262
KCBOT Kansas Wheat DEC 25 Futures	1.66%	32.79	893,253
LME Aluminium DEC 25 Futures	4.09%	34.27	2,200,846
CME Live Cattle DEC 25 Futures	3.91%	23.49	2,103,987
CME Lean Hogs DEC 25 Futures	1.91%	31.44	1,027,779
LME Lead DEC 25 Futures	0.89%	9.65	478,913
LME Nickel DEC 25 Futures	2.22%	13.24	1,194,591
LME Zinc DEC 25 Futures	2.12%	16.49	1,140,781
NYMEX Nat Gas SEP 25 Futures	7.54%	130.63	4,057,305
ICE Gas Oil DEC 25 Futures	2.79%	22.28	1,501,310
CBOT Soybeans NOV 25 Futures	5.72%	62.23	3,077,956
NYBOT Sugar OCT 25 Futures	2.38%	69.94	1,280,688
COMEX Silver DEC 25 Futures	5.26%	15.22	2,830,428
CBOT Soy Meal DEC 25 Futures	3.11%	60.63	1,673,504
CBOT Wheat DEC 25 Futures	2.63%	52.17	1,415,214
NYMEX Unleaded Gasoline DEC 25 Futures	2.23%	14.72	1,199,972

(1)	Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of July 31, 2025.

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to the Adviser, who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value ("NAV") of the Fund is determined daily as of the close of regular trading (normally 4:00 p.m. Eastern Time) on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over the counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$283,274,983	$—	$283,274,983
United States Agency Obligations	—	153,139,819	—	153,139,819
United States Treasury Obligations	—	696,814,099	—	696,814,099
Short-term Investments	27,363,411	—	—	27,363,411
	$27,363,411	$1,133,228,901	$—	$1,160,592,312
Other Financial Instruments*
Futures Contracts	$3,170,661	$—	$—	$3,170,661

Liabilities
Other Financial Instruments*
Futures Contracts	$5,453,300	$—	$—	$5,453,300
Swap Contracts	—	2,469,912	—	2,469,912
	$5,453,300	$2,469,912	$—	$7,923,212

* Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

During the period ended July 31, 2025, there were no transfers in or out of Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.